Debt (Details Textual) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended			3 Months Ended				10 Months Ended	12 Months Ended
	May 31, 2010	Apr. 30, 2010	Mar. 31, 2009	Dec. 31, 2011	Jan. 01, 2011	Jul. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 31, 2009
Debt (Textual) [Abstract]
Short term maximum amount borrowed				$ 1,030,000,000					$ 1,030,000,000
Exchange of HiMEDS units			6.6
Percentage rate of HiMEDS units exchanged			75.15%
Common Stock, Shares issued			6.5					2.1
Common Stock, Cash paid			43,000,000
Carrying value of HiMEDS units			331,000,000
Write - off unamortized debt issuances costs							9,600,000
Repayment of term loan credit facility	325,000,000							109,000,000
Senior notes issued		250,000,000
Interest rate of senior notes		5.375%
Proceeds, net of underwriting discounts and offering expenses		248,000,000
Fair value of debt				1,220,000,000	1,390,000,000				1,220,000,000	1,390,000,000
Interest costs capitalized									4,800,000	3,900,000	4,200,000
Interest costs									75,800,000	80,200,000	89,100,000
Aggregate letters of credit amount outstanding				36,100,000	41,100,000				36,100,000	41,100,000
Loss from debt extinguishments				700,000	2,800,000	1,200,000	21,000,000	2,800,000	700,000	4,000,000	21,200,000
Commitment fees									2,500,000	2,600,000	2,300,000
Revolving credit facility				675,000,000					675,000,000
Uncommitted lines of credit				435,900,000					435,900,000
Extension in maturity date									1 year
Increase in commitment									250,000,000
Revolving credit facility terminated												1,000,000,000
Extinguishment of Senior Notes								109,000,000
Series 1995 at 7.5% - due 2015 through 2025 [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				7.50%					7.50%
Senior notes due 2013 at 4.9% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				4.90%					4.90%
Senior notes due 2017 at 6.6% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				6.60%					6.60%
Senior notes due 2020 at 5.4% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				5.40%					5.40%
Senior notes due 2033 at 6.0% [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate				6.00%					6.00%
Domestic Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate				0.40%	0.40%				0.40%	0.40%
Short term borrowings outstanding				149,400,000	298,000,000				149,400,000	298,000,000
Foreign Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate				12.90%	10.60%				12.90%	10.60%
Short term borrowings outstanding				$ 76,200,000	$ 81,800,000				$ 76,200,000	$ 81,800,000